Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments (Tables) [Line Items]
Schedule of Financial Assets at Amortized Cost	Financial assets at amortized cost:
	December 31,
	2023	2022
	USD in thousands
Trade and other assets	14,950	25,729
Restricted bank deposit	61	1,516
Total current assets	15,011	27,245
Long-term deposit	328	3,002
Total non-current assets	328	3,002

Schedule of Other Financial Liabilities	Other financial liabilities:
Other financial liabilities at amortized cost:
Short-term loans (1)	11,878	13,432
Convertible loans	14,449	-
Trade payables	9,867	13,771
Other accounts payable	32,427	25,322
Liabilities for government grants	412	1,289
Total other financial liabilities at amortized cost	69,033	53,814

Total current liabilities	68,886	52,927
Total non-current liabilities	147	887
(1)	The interest rate is Prime (Bank of Israel intrabank plus 1.5%) + 0.7%-4.85%.